Employee Benefits - Pension Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$ 4,650	$ 4,612
Fair value of plan assets	3,355	3,187
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	4,650	4,612
Accumulated benefit obligation	4,310	4,250
Fair value of plan assets	$ 3,355	$ 3,187